Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,069	$ 893
Provision for credit losses
Originations	25	13
Maturities	(53)	(39)
Changes in risk, parameters and exposures	859	662
Write-offs	(892)	(650)
Recoveries	223	190
Exchange rate and other	2
Balance at end of period	1,233	1,069
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	203	177
Provision for credit losses
Transfers to Stage 1	559	539
Transfers to Stage 2	(111)	(101)
Transfers to Stage 3	(2)	(2)
Originations	25	13
Maturities	(5)	(6)
Changes in risk, parameters and exposures	(465)	(417)
Exchange rate and other	3
Balance at end of period	207	203
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	866	716
Provision for credit losses
Transfers to Stage 1	(559)	(539)
Transfers to Stage 2	111	101
Transfers to Stage 3	(483)	(394)
Maturities	(48)	(33)
Changes in risk, parameters and exposures	1,139	1,015
Balance at end of period	1,026	866
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	485	396
Changes in risk, parameters and exposures	185	64
Write-offs	(892)	(650)
Recoveries	223	$ 190
Exchange rate and other	$ (1)